FINANCIAL INSTRUMENTS - SCHEDULE OF OFFSETTING DERIVATIVE ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 0	$ 1,881
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(1,881)
Net amount	0	0
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	27,363	15,540
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(1,881)
Net amount	27,363	$ 13,659
Cash collateral posted at end of period	$ 22,100